BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS	12 Months Ended
Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS
NOTE 2. BUSINESSES HELD FOR SALE AND DISCONTINUED OPERATIONS. In the first quarter of 2022, we signed a non-binding memorandum of understanding to sell a portion of our Steam business within our Power segment to Électricité de France S.A. (EDF). In the fourth quarter of 2022, we signed a binding agreement for this transaction, and we expect to complete the sale, subject to regulatory approval, in the second half of 2023. Closing the transaction is expected to result in a significant gain.

In the fourth quarter of 2022, we classified our captive industrial insurance subsidiary, with assets of $638 million and liabilities of $372 million, into held for sale and recorded a loss of $17 million in Other income (loss) in our Statement of Earnings (Loss). We expect to complete the sale of this business, subject to regulatory approval, by the first half of 2024.

In the fourth quarter of 2021, we completed the sale of GE's share of our boiler manufacturing business in China in our Power segment. In connection with the transaction, we recorded a loss on the disposal of this business of $170 million in Other income (loss) in our Statement of Earnings (Loss). See Note 19 for further information.

ASSETS AND LIABILITIES OF BUSINESSES HELD FOR SALE	December 31, 2022	December 31, 2021
Current receivables, inventories and contract assets	$495	$—
Non-current captive insurance investment securities	554	—
Property, plant and equipment and intangible assets - net	232	—
All other assets	94	—
Assets of businesses held for sale	$1,374	$—

Progress collections and deferred income	$1,127	$—
Insurance liabilities and annuity benefits	358	—
Accounts payable, equipment project payables and all other liabilities	458	—
Liabilities of businesses held for sale	$1,944	$—

DISCONTINUED OPERATIONS primarily comprise our former GE HealthCare segment, our GE Capital Aviation Services (GECAS) business, our mortgage portfolio in Poland, and other trailing assets and liabilities associated with prior dispositions. Results of operations, financial position and cash flows for these businesses are reported as discontinued operations for all periods presented and the notes to the financial statements have been adjusted on a retrospective basis.

GE HealthCare. On January 3, 2023, we completed the previously announced separation of our HealthCare business, into a separate, independent, publicly traded company, GE HealthCare Technologies Inc. (GE HealthCare). The Separation was structured as a tax-free spin-off, and was achieved through GE's pro-rata distribution of approximately 80.1% of the outstanding shares of GE HealthCare to holders of GE common stock. In connection with the Separation, the historical results of GE HealthCare and certain assets and liabilities included in the Separation are reported in GE's consolidated financial statements as discontinued operations. See Note 28 for further information.

GECAS/AerCap. On November 1, 2021, we completed the combination of our GECAS business with AerCap Holdings N.V. (AerCap). We deconsolidated this business, reclassified its results to discontinued operations for all periods presented and recognized a non-cash after-tax loss of $3,882 million in discontinued operations for the year ended December 31, 2021.

We have continuing involvement with AerCap, primarily through our ownership interest, ongoing sales or leases of products and services, and transition services that we provide to AerCap. For the year ended December 31, 2022, we had direct and indirect sales of $162 million to AerCap, primarily related to engine services and sales, and purchases of $174 million from AerCap, primarily related to engine leases. We paid net cash of $48 million to AerCap related to this activity.
Bank BPH. The mortgage portfolio in Poland (Bank BPH) comprises floating rate residential mortgages, 85% of which are indexed to or denominated in foreign currencies (primarily Swiss francs). At December 31, 2022, the total portfolio had a carrying value, net of reserves, of $1,199 million. The portfolio is recorded at the lower of cost or fair value, less cost to sell, which reflects market yields as well as estimates with respect to ongoing litigation in Poland related to foreign currency-denominated mortgages and other factors. Loss from discontinued operations included $720 million, $509 million and $121 million non-cash pre-tax charges for the years ended December 31, 2022, 2021 and 2020, respectively, reflecting estimates with respect to ongoing litigation as well as market yields. To ensure appropriate capital levels, we made capital contributions in cash of $530 million and $360 million into Bank BPH during the second quarter of 2022 and fourth quarter of 2021, respectively. Future changes in the estimated legal liabilities or market yields could result in further losses and capital contributions related to these loans in future reporting periods beyond the amounts that we currently estimate. See Note 24 for further information.

RESULTS OF DISCONTINUED OPERATIONS For the year ended December 31, 2022	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$18,457	$—	$—	$18,457
Cost of equipment and services sold	(11,265)	—	—	(11,265)
Other income, costs and expenses	(4,842)	—	(808)	(5,651)

Earnings (loss) of discontinued operations before income taxes	2,350	—	(808)	1,541
Benefit (provision) for income taxes	(521)	—	(32)	(553)
Earnings (loss) of discontinued operations, net of taxes(a)	1,829	—	(841)	988

Gain (loss) on disposal before income taxes	6	(18)	75	64
Benefit (provision) for income taxes	11	139	—	150
Gain (loss) on disposal, net of taxes	17	121	75	213

Earnings (loss) from discontinued operations, net of taxes	$1,846	$121	$(765)	$1,202

For the year ended December 31, 2021	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$17,717	$—	$—	$17,717
Cost of equipment and services sold	(10,520)	(398)	—	(10,918)
Other income, costs and expenses	(4,965)	1,992	(599)	(3,572)

Earnings (loss) of discontinued operations before income taxes	2,233	1,594	(599)	3,227
Benefit (provision) for income taxes	(521)	(258)	(77)	(856)
Earnings (loss) of discontinued operations, net of taxes(a)	1,711	1,336	(676)	2,371

Gain (loss) on disposal before income taxes	12	(3,312)	65	(3,234)
Benefit (provision) for income taxes	2	(570)	(38)	(606)
Gain (loss) on disposal, net of taxes	14	(3,882)	27	(3,841)

Earnings (loss) from discontinued operations, net of taxes	$1,726	$(2,546)	$(648)	$(1,469)

For the year ended December 31, 2020	GE HealthCare	GECAS	Bank BPH & Other	Total
Total revenues	$18,001	$—	$—	$18,001
Cost of equipment and services sold	(10,729)	(2,555)	—	(13,284)
Other income, costs and expenses	(5,182)	1,781	(195)	(3,596)

Earnings (loss) of discontinued operations before income taxes	2,090	(773)	(195)	1,122
Benefit (provision) for income taxes	(443)	(13)	101	(355)
Earnings (loss) of discontinued operations, net of taxes(a)	1,647	(786)	(93)	767

Gain (loss) on disposal before income taxes	12,373	—	(31)	12,342
Benefit (provision) for income taxes	(1,237)	—	(1)	(1,238)
Gain (loss) on disposal, net of taxes	11,135	—	(32)	11,103

Earnings (loss) from discontinued operations, net of taxes	$12,782	$(786)	$(125)	$11,870
(a) Earnings (loss) of discontinued operations from GECAS operations included zero, $359 million and $2,545 million of depreciation and amortization for the years ended December 31, 2022, 2021 and 2020, respectively. GECAS depreciation and amortization ceased on March 10, 2021.

ASSETS AND LIABILITIES OF DISCONTINUED OPERATIONS	December 31, 2022	December 31, 2021
Cash, cash equivalents and restricted cash	$2,627	$1,332
Current receivables	3,361	3,304
Inventories, including deferred inventory costs	2,512	2,308
Goodwill	12,799	12,879
Other intangible assets - net	1,520	1,847
Contract and other deferred assets	854	637
Financing receivables held for sale (Polish mortgage portfolio)	1,200	1,816
Property, plant, and equipment - net	2,379	2,413
All other assets	2,109	2,230
Deferred income taxes	2,528	2,640
Assets of discontinued operations(a)	$31,890	$31,406

Accounts payable and equipment project payables	$3,487	$2,953
Progress collections and deferred income	2,499	2,450
Long-term borrowings	8,273	44
Non-current compensation and benefits	5,658	7,542
All other liabilities	4,556	4,452
Liabilities of discontinued operations(a)	$24,474	$17,442
(a) Included $28,998 million and $28,229 million of assets and $23,337 million and $16,555 million of liabilities for GE HealthCare as of December 31, 2022 and 2021, respectively.